Intangible assets (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Net book amount at beginning of period	$ 37,031,000,000	$ 34,292,000,000
Additions	10,049,000,000	6,096,000,000
Disposals	237,000,000	(676,000,000)
Disposals	(237,000,000)	676,000,000
Transfers	27,412,000,000	741,000,000
Currency translation adjustment	(231,000,000)	74,000,000
Amortization charges	(1,541,000,000)	(2,014,000,000)
Balance at period end	72,483,000,000	37,031,000,000
Net book amount at end of period	72,483,000,000	37,031,000,000
Balance at the period beginning	37,031,000,000
Transfers	(27,412,000,000)	(741,000,000)
Information Systems And Software [Member]
Statement [Line Items]
Net book amount at beginning of period	2,081,000,000	2,412,000,000
Additions	1,953,000,000	1,371,000,000
Disposals	0	11,000,000
Disposals	0	(11,000,000)
Currency translation adjustment	(144,000,000)	33,000,000
Balance at period end	2,593,000,000	2,081,000,000
Balance at the period beginning	2,081,000,000
Amortization charges	1,297,000,000	1,724,000,000
Net book amount at end of period	2,593,000,000	2,081,000,000
Costs [Member]
Statement [Line Items]
Amortization charges	(4,430,000,000)	(4,477,000,000)
Balance at the period beginning	58,940,000,000	54,187,000,000
Balance at period end	95,933,000,000	58,940,000,000
Costs [Member] | Information Systems And Software [Member]
Statement [Line Items]
Balance at the period beginning	15,675,000,000	14,282,000,000
Balance at period end	17,484,000,000	15,675,000,000
Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning	(21,909,000,000)	(19,895,000,000)
Balance at period end	(23,450,000,000)	(21,909,000,000)
Accumulated Depreciation [Member] | Information Systems And Software [Member]
Statement [Line Items]
Balance at the period beginning	(13,594,000,000)	(11,870,000,000)
Balance at period end	(14,891,000,000)	(13,594,000,000)
Future units to receive under barter transactions and others [Member]
Statement [Line Items]
Net book amount at beginning of period	30,064,000,000	27,035,000,000
Additions	8,082,000,000	4,725,000,000
Disposals	237,000,000	665,000,000
Disposals	(237,000,000)	(665,000,000)
Transfers	27,412,000,000	(741,000,000)
Balance at period end	65,077,000,000	30,064,000,000
Balance at the period beginning	30,064,000,000
Amortization charges	244,000,000	290,000,000
Net book amount at end of period	65,077,000,000	30,064,000,000
Transfers	(27,412,000,000)	741,000,000
Future units to receive under barter transactions and others [Member] | Costs [Member]
Statement [Line Items]
Balance at the period beginning	38,379,000,000	35,060,000,000
Balance at period end	73,636,000,000	38,379,000,000
Future units to receive under barter transactions and others [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning	(8,315,000,000)	(8,025,000,000)
Balance at period end	(8,559,000,000)	(8,315,000,000)
Goodwill [Member]
Statement [Line Items]
Net book amount at beginning of period	4,886,000,000	4,845,000,000
Additions	14,000,000
Currency translation adjustment	(87,000,000)	41,000,000
Balance at period end	4,813,000,000	4,886,000,000
Balance at the period beginning	4,886,000,000
Net book amount at end of period	4,813,000,000	4,886,000,000
Goodwill [Member] | Costs [Member]
Statement [Line Items]
Balance at the period beginning	4,886,000,000	4,845,000,000
Balance at period end	$ 4,813,000,000	$ 4,886,000,000